Income Taxes - Reconciliation Of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes at UK statutory rate	19.00%	19.00%
Permanent differences	(7.00%)	(6.60%)
Foreign Rate Differential	(2.00%)	0.00%
Impact of tax rate change	5.90%	0.00%
Deferred true-up	(1.90%)	0.00%
Change in valuation allowance	(14.30%)	(12.40%)
Others	0.20%	0.00%
Effective income tax rate	(0.20%)	0.00%